FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 59,619	$ 59,434
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	919	1,268
Financial liabilities	4	7
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,975	4,585
Financial liabilities	598	445
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	658	692	$ 297
Financial liabilities	523	589	$ 498
Recurring fair value measurement | Derivatives assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4	7
Recurring fair value measurement | Derivatives assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	598	445
Recurring fair value measurement | Derivatives assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10	17
Recurring fair value measurement | Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	513	572
Recurring fair value measurement | Other Financial Liabilities, Contingent Consideration | Level 3 | Discounted cash flows
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	483	544
Recurring fair value measurement | Common shares | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	502	736
Recurring fair value measurement | Common shares | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Common shares | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Corporate and government bonds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	49	91
Recurring fair value measurement | Corporate and government bonds | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,520	3,266
Recurring fair value measurement | Corporate and government bonds | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Derivatives assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	12
Recurring fair value measurement | Derivatives assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	756	628
Recurring fair value measurement | Derivatives assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	365	429
Recurring fair value measurement | Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	699	691
Recurring fair value measurement | Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 658	$ 692